Share-based Payments - Stock Option Activities (Details)	12 Months Ended
	Mar. 31, 2019 JPY (¥) shares	Mar. 31, 2018 JPY (¥) shares	Mar. 31, 2017 JPY (¥) shares
Number of options
As of beginning of the year (in shares) | shares	3,403,800	4,020,900	4,258,000
Exercised (in shares) | shares	(14,600)	(617,100)	(237,100)
As of end of the year (in shares) | shares	3,389,200	3,403,800	4,020,900
Weighted average exercise price
As of beginning of the year | ¥	¥ 4,054	¥ 4,026	¥ 3,920
Exercised | ¥	3,721	3,876	2,121
As of end of the year | ¥	¥ 4,055	¥ 4,054	¥ 4,026